Non-consolidated variable interest entities (Tables)	12 Months Ended
Dec. 31, 2015
FNMA, GNMA, FHLMC VIE
Schedule Of Variable Interest Entities Text Block
(In thousands)	2015	2014
Assets
Servicing assets:
Mortgage servicing rights	$163,224	$103,828
Total servicing assets	$163,224	$103,828
Other assets:
Servicing advances	$24,431	$8,974
Total other assets	$24,431	$8,974
Total assets	$187,655	$112,802
Maximum exposure to loss	$187,655	$112,802

PRLP 2011 Holding, LLC
Schedule Of Variable Interest Entities Text Block
(In thousands)	2015	2014
Assets
Loans held-in-portfolio:
Working capital line advances	$579	$426
Advance facility advances	401	4,226
Total loans held-in-portfolio	$980	$4,652
Accrued interest receivable	$10	$22
Other assets:
Investment in PRLP 2011 Holdings LLC	$13,069	$23,650
Total assets	$14,059	$28,324
Deposits	$(18,808)	$(2,685)
Total liabilities	$(18,808)	$(2,685)
Total net (liabilities) assets	$(4,749)	$25,639
Maximum exposure to loss	$-	$25,639

PR Asset Portfolio 2013-1 International, LLC
Schedule Of Variable Interest Entities Text Block
(In thousands)	2015	2014
Assets
Loans held-in-portfolio:
Acquisition loan	$35,121	$97,193
Advances under the working capital line	885	990
Advances under the advance facility	22,296	12,460
Total loans held-in-portfolio	$58,302	$110,643
Accrued interest receivable	$169	$314
Other assets:
Investment in PR Asset Portfolio 2013-1 International, LLC	$25,094	$31,374
Total assets	$83,565	$142,331
Deposits	$(11,772)	$(12,960)
Total liabilities	$(11,772)	$(12,960)
Total net assets	$71,793	$129,371
Maximum exposure to loss	$71,793	$129,371